Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [abstract]
Schedule Of Property, Plant and Equipment

	Plant and test equipment	Furniture and equipment	Computer hardware	Leasehold improvements	Construction in progress	Total
Net book value December 31, 2017	$183	$1,187	$204	$352	$1,948	$3,874
Additions	155	373	58	290	125	1,001
Disposals	–	–	(1)	–	(1,342)	(1,343)
Depreciation	(100)	(333)	(90)	(117)	–	(640)
Foreign exchange	(8)	(9)	(4)	(4)	–	(25)
Net book value December 31, 2018	$230	$1,218	$167	$521	$731	$2,867

Total cost	$3,712	$5,889	$548	$2,044	$731	$12,924
Total accumulated depreciation	(3,482)	(4,671)	(381)	(1,523)	–	(10,057)
Net book value December 31, 2018	$230	$1,218	$167	$521	$731	$2,867

Included in construction in progress is $Nil (2017 - $1,342) relating to capital costs to be transferred to the joint venture project with Enbridge (note 12). During the current and prior year, assets with a book value of $1,342 and $2,176 respectively were transferred to the Enbridge joint venture (notes 12 and 32).

Depreciation of $454  (2017 – $397) was included in selling, general and administrative expenses, $104 (2017 - $81) in research and product development expenses, and $82  (2017 – $137) in cost of sales in consolidated statement of operations and comprehensive loss.

	Plant and test equipment	Furniture and equipment	Computer hardware	Leasehold improvements	Construction in progress	Total
Net book value December 31, 2016	$214	$1,270	$182	$308	$2,121	$4,095
Additions	55	233	91	117	2,003	2,499
Disposals	(11)	–	(2)	–	(2,176)	(2,189)
Depreciation	(104)	(338)	(97)	(76)	–	(615)
Foreign exchange	29	22	30	3	–	84
Net book value December 31, 2017	$183	$1,187	$204	$352	$1,948	$3,874

Total cost	$3,604	$5,648	$558	$1,777	$1,948	$13,535
Total accumulated depreciation	(3,421)	(4,461)	(354)	(1,425)	–	(9,661)
Net book value December 31, 2017	$183	$1,187	$204	$352	$1,948	$3,874